Prospectus Supplement dated March 15, 2005 to:                     223448  3/05
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PUTNAM VARIABLE TRUST                         Prospectuses dated April 30, 2004

In the section entitled "Who manages the funds?" the table entries with respect to Putnam VT American Government Income Fund, Putnam VT Discovery Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth Opportunities Fund, Putnam VT Income Fund and Putnam VT Voyager Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:


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PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
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Core Fixed-Income Team
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Portfolio Leader              Since     Employer              Positions Over Past Five Years
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
Kevin M. Cronin               1998      Putnam Management     Head of Investments; Chief
                                        1997 - Present        Investment Officer, Core
                                                              Fixed Income, Fixed Income
                                                              Money Market and Tax Exempt
                                                              Fixed Income teams.
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Portfolio Members             Since     Employer              Positions Over Past Five Years
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Robert A. Bloemker            2002      Putnam Management     Team Leader, Mortgage and
                                        1999 - Present        Government.  Previously,
                                                              Mortgage Specialist, Core
                                                              Fixed Income team.
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Daniel S. Choquette           2005      Putnam Management     Mortgage Specialist, Core
                                        2002 - Present        Fixed Income team.

                                        Lehman Brothers       Structured Agency Trader,
                                        Prior to Sept. 2002   Mortgage Swap Trader.
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PUTNAM VT DISCOVERY GROWTH FUND
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Large-Cap Growth and Small and Emerging Growth Teams
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Portfolio Leader              Since     Employer              Positions Over Past Five Years
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Richard B. Weed               2004      Putnam Management     Senior Portfolio Manager.
                                        2000 - Present

                                        State Street Global
                                        Advisors
                                        Prior to Dec. 2000    Senior Portfolio Manager.
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Portfolio Members             Since     Employer              Positions Over Past Five Years
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Robert E. Ginsberg            2005      Putnam Management     Portfolio Manager.
                                        2004 - Present
                                        Delaware Investments  Portfolio Manager;
                                        Prior to Aug. 2004    Senior Equity Analyst.
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Raymond K. Haddad             2004      Putnam Management     Portfolio Manager.  Previously,
                                        2000-Present          Analyst.

                                        Sanford C. Bernstein
                                        & Co.
                                        Prior to Sept. 2000   Equity Research Associate.
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PUTNAM VT DIVERSIFIED INCOME FUND
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Core Fixed-Income and Core Fixed-Income High-Yield Teams
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Portfolio Leader              Since     Employer              Positions Over Past Five Years
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D. William Kohli              2002      Putnam Management     Director of Core Fixed Income.
                                        1994 - Present
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Portfolio Members             Since     Employer              Positions Over Past Five Years
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Robert A. Bloemker            2005      Putnam Management     Team Leader, Mortgage and
                                        1999 - Present        Government.
                                                              Previously, Mortgage
                                                              Specialist, Core Fixed Income
                                                              team.
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Jeffrey A. Kaufman            2005      Putnam Management     Team Leader, Emerging Markets.
                                        1998 - Present        Previously, Director of
                                                              Emerging Market Debt.
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Stephen C. Peacher            2003      Putnam Management     Chief Investment Officer,
                                        1990 - Present        Core Fixed Income High Yield
                                                              team.
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David L. Waldman              1998      Putnam Management     Director of Fixed Income
                                        1997 - Present        Quantitative Research.
                                                              Previously, Director of
                                                              Applied Quantitative Research.
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PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
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Large-Cap Value, Core Fixed-Income and Global Asset Allocation Teams
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Portfolio Leader              Since     Employer              Positions Over Past Five Years
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Jeanne L. Mockard             2000      Putnam Management     Senior Portfolio Manager.
                                        1985 - Present
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Portfolio Members             Since     Employer              Positions Over Past Five Years
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Michael Abata                 2005      Putnam Management     Portfolio Manager.  Previously,
                                        1997 - Present        Quantitative Analyst.
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Kevin M. Cronin               2003      Putnam Management     Head of Investments; Chief
                                        1997 - Present        Investment Officer, Core Fixed
                                                              Income, Fixed Income Money
                                                              Market and Tax Exempt Fixed
                                                              Income teams.
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Jeffrey L. Knight             2001      Putnam Management     Chief Investment Officer,
                                        1993 - Present        Global Asset Allocation.
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Raman Srivastava              2004      Putnam Management     Portfolio Manager.  Previously,
                                        1999 - Present        Portfolio Construction
                                                              Specialist; Quantitative
                                                              Analyst.
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PUTNAM VT GROWTH OPPORTUNITIES FUND
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Large-Cap Growth Team
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Portfolio Leaders             Since     Employer              Positions Over Past Five Years
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Robert E. Ginsberg            2005      Putnam Management     Portfolio Manager.
                                        2004 - Present

                                        Delaware Investments  Portfolio Manager;
                                        Prior to Aug. 2004    Senior Equity Analyst.
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Kelly A. Morgan               2005      Putnam Management     Chief Investment Officer,
                                        1996 - Present        Large Cap Growth.  Previously,
                                                              Director, Global Equity
                                                              Research; Associate Director,
                                                              Global Equity Research and
                                                              Director, Global Growth.
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Portfolio Member              Since     Employer              Positions Over Past Five Years
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Saba S. Malak                 2005      Putnam Management     Portfolio Manager and Analyst.
                                        1997 - Present
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PUTNAM VT INCOME FUND
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Core Fixed-Income Team
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Portfolio Leader              Since     Employer              Positions Over Past Five Years
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Kevin M. Cronin               2002      Putnam Management     Head of Investments;
                                        1997 - Present        Chief Investment Officer,
                                                              Core Fixed Income, Fixed
                                                              Income Money Market and Tax
                                                              Exempt Fixed Income teams.
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Portfolio Members             Since     Employer              Positions Over Past Five Years
---------------------------------------------------------------------------------------------
Robert A. Bloemker            2002      Putnam Management     Team Leader, Mortgage and
                                        1999 - Present        Government.  Previously,
                                                              Mortgage Specialist, Core
                                                              Fixed Income team.
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Kevin F. Murphy               2005      Putnam Management     Team Leader, High Grade Credit,
                                        1999 - Present        Core Fixed Income team.
                                                              Previously, Investment
                                                              Strategist.
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Raman Srivastava              2005      Putnam Management     Portfolio Manager.  Previously,
                                        1999 - Present        Portfolio Construction
                                                              Specialist; Quantitative
                                                              Analyst.
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PUTNAM VT VOYAGER FUND
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Large-Cap Growth Team
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Portfolio Leaders             Since     Employer              Positions Over Past Five Years
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Robert E. Ginsberg            2005      Putnam Management     Portfolio Manager.
                                        2004 - Present

                                        Delaware Investments  Portfolio Manager;
                                        Prior to Aug. 2004    Senior Equity Analyst.
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Kelly A. Morgan               2005      Putnam Management     Chief Investment Officer,
                                        1996 - Present        Large Cap Growth.  Previously,
                                                              Director, Global Equity
                                                              Research; Associate Director,
                                                              Global Equity Research and
                                                              Director, Global Growth.
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Portfolio Member              Since     Employer              Positions Over Past Five Years
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Saba S. Malak                 2005      Putnam Management     Portfolio Manager and Analyst.
                                        1997 - Present
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                                                                                     HV-5063

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PUTNAM INVESTMENTS

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